Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,036	$ 1,931	$ 1,914	$ 1,872	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 7,753	$ 7,402